Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Apr. 30, 2012
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	90 days
Minimum percentage of unrecognized net actuarial gains and losses amortized	10.00%
Repairable assets
Significant Accounting Policies [Line Items]
Amortization methods	Repairable assets are recorded at cost and are amortized on a pooled basis to their estimated residual value on a 20% declining balance basis.
Facilities and Equipment
Significant Accounting Policies [Line Items]
Amortization methods	Facilities and equipment are recorded at cost and are amortized to their estimated residual value on a straight-line basis at 5% and 20%, respectively.
Minimum
Significant Accounting Policies [Line Items]
Unfavorable contract credits, amortization period	1 year
Amortization period of aircraft, major components and spares	15 years
Maximum
Significant Accounting Policies [Line Items]
Unfavorable contract credits, amortization period	6 years
Amortization period of aircraft, major components and spares	25 years